Impairment charges net of reversals	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges net of reversals	4 Impairment charges net of reversals
Recognition and measurement
Impairment charges and reversals are assessed at the level of cash-generating units (CGUs) which, in accordance with IAS 36 “Impairment of
Assets”, are identified as the smallest identifiable asset or group of assets that generate cash inflows, which are largely independent of the cash inflows from other assets. Separate cash-generating units are identified where an active market exists for intermediate products, even if the majority of those products are further processed internally. In some cases, individual business units consist of several operations with independent cash-
generating streams which constitute separate CGUs.
Goodwill acquired through business combinations is allocated to the cash-generating unit or groups of cash-generating units that are expected to benefit from the related business combination, and tested for impairment at the lowest level within the Group at which goodwill is monitored for internal management purposes. All cash-generating units containing goodwill (note 11), indefinite-lived intangible assets and intangible assets that are not ready for use (note 12) are tested annually for impairment as at 30 September, regardless of whether there has been an impairment trigger, or more frequently if events or changes in circumstances indicate a potential impairment charge.

Other relevant judgements - determination of CGUs
Judgement is applied to identify the Group’s CGUs, particularly when assets belong to integrated operations, and changes in CGUs could impact impairment charges and reversals. The most relevant judgement continues to relate to the grouping of Rio Tinto Iron and Titanium
Quebec Operations and QIT Madagascar Minerals (QMM) as a single CGU on the basis that they are vertically integrated operations and there is no active market for QMM’s ilmenite.

Property, plant and equipment, including right-of-use assets and intangible assets with finite lives are reviewed for impairment annually or more frequently if there is an indication that the carrying amount may not be recoverable. This review starts with an appraisal of the perimeter of cash-
generating units to consider changes in the business or strategic direction. Following this, an assessment of internal and external indicators is performed. Internal sources of information considered include assessment of the financial performance of the CGU and changes in mine plans.
External sources of information include changes in forecast commodity prices, costs and other market factors.
Non-current assets (excluding goodwill) that have suffered impairment are reviewed using the same basis for valuation as explained below whenever events or changes in circumstances indicate that the impairment loss may no longer exist, or may have decreased. If appropriate, an impairment reversal will be recognised. The carrying amount of the cash-generating unit after reversal must be the lower of (a) the recoverable amount, as calculated above, and (b) the carrying amount that would have been determined (net of amortisation or depreciation) had no impairment loss been recognised for the cash-generating unit in prior periods.
In 2023, we identified indicators of impairment at the Gladstone alumina refineries in the Aluminium segment and indicators of impairment reversal at the Simandou project. Refer to page 179 for details.

Key judgement - indicators of impairment and impairment reversals
The Oyu Tolgoi and Kitimat cash-generating units have both been impaired in previous years and are therefore monitored closely for indicators of further impairment or impairment reversal as such adjustments would likely be material to our results. At the time of their impairment, the carrying value and fair value for these CGUs were equal, making the CGUs sensitive to changes in economic assumptions, albeit headroom may have subsequently arisen due to the passage of time.
Oyu Tolgoi
We assessed the Oyu Tolgoi CGU for internal sources of information that could indicate impairment or impairment reversal by reference to the operational performance of the mine and development progress for the underground operation. For external sources of information that could indicate impairment or impairment reversal, we considered current and projected commodity prices. We concluded that there were no indicators of impairment or impairment reversal.
Kitimat
The Kitimat smelter was impaired in 2013 and 2014 during the construction phase as cost overruns were not expected to be recovered through economic performance. The plant was further impaired in 2021 (refer to page 180 for details) as operational performance was adversely impacted by a workforce strike in June 2021 that has reduced the capacity over a prolonged period.
In 2023, the operational performance of the plant was considered as part of the assessment of internal sources of information for evidence of impairment or impairment reversal. As highlighted in the climate change section, the economic performance of assets in the aluminium segment has the potential to perform more strongly as the world transitions to a lower carbon future; however, our assessment of external sources of information did not indicate that this had yet been priced into asset valuations. We concluded that there were no indicators of impairment or impairment reversal.

Where indication of impairment or impairment reversal exists, an impairment review is undertaken. The recoverable amount is assessed by reference to the higher of value in use (being the net present value of expected future cash flows of the relevant cash-generating unit in its current condition) and fair value less costs of disposal (FVLCD). When the recoverable amount of the cash-generating unit is measured by reference to
FVLCD, this amount is further classified in accordance with the fair value hierarchy for observable market data that is consistent with the unit of account for the cash-generating unit being tested. The Group considers that the best evidence of FVLCD is the value obtained from an active market or binding sale agreement and, in this case, the recoverable amount is classified in the fair value hierarchy as level 1. When FVLCD is based on quoted prices for equity instruments but adjusted to reflect factors such as a lack of liquidity in the market, the recoverable amount is classified as level 2 in the fair value hierarchy. No cash-generating units are currently assessed for impairment by reference to a recoverable amount based on
FVLCD classified as level 1 or level 2.
4 Impairment charges net of reversals continued
Where unobservable inputs are material to the measurement of the recoverable amount, FVLCD is based on the best information available to reflect the amount the Group could receive for the cash-generating unit in an orderly transaction between market participants at the measurement date.
This is often estimated using discounted cash flow techniques and is classified as level 3 in the fair value hierarchy.
Where the recoverable amount is assessed using FVLCD based on discounted cash flow techniques, the resulting estimates are based on detailed life-of-mine and long-term production plans. These may include anticipated expansions which are at the evaluation stage of study.
The cash flow forecasts for FVLCD purposes are based on management’s best estimates of expected future revenues and costs, including the future cash costs of production, capital expenditure, and closure, restoration and environmental costs. For the purposes of determining FVLCD from a market participant’s perspective, the cash flows incorporate management’s price and cost assumptions in the short and medium term. In the longer term, operating margins are assumed to remain constant where appropriate, as it is considered unlikely that a market participant would prepare detailed forecasts over a longer term. The cash flow forecasts may include net cash flows expected to be realised from the extraction, processing and sale of material that does not currently qualify for inclusion in mineral reserves. Such non-reserve material is only included when there is a high degree of confidence in its economic extraction. This expectation is usually based on preliminary drilling and sampling of areas of mineralisation that are contiguous with existing ore reserves. Typically, the additional evaluation required to achieve reserves status for such material has not yet been done because this would involve incurring evaluation costs earlier than is required for the efficient planning and operation of the mine.
As noted above, cost levels incorporated in the cash flow forecasts for FVLCD purposes are based on the current life-of-mine plan or long-term production plan for the cash-generating unit. This differs from value in use which requires future cash flows to be estimated for the asset in its current condition and therefore does not include future cash flows associated with improving or enhancing an asset’s performance. Anticipated enhancements to assets may be included in FVLCD calculations and, therefore, generally result in a higher value.
Where the recoverable amount of a cash-generating unit is dependent on the life of its associated orebody, expected future cash flows reflect the current life of mine and long-term production plans; these are based on detailed research, analysis and iterative modelling to optimise the level of return from investment, output and sequence of extraction. The mine plan takes account of all relevant characteristics of the orebody, including waste-to-ore ratios, ore grades, haul distances, chemical and metallurgical properties of the ore impacting process recoveries and capacities of processing equipment that can be used. The life-of-mine plan and long-term production plans are, therefore, the basis for forecasting production output and production costs in each future year.
Forecast cash flows for ore reserve estimation for JORC purposes are generally based on Rio Tinto’s commodity price forecasts, which assume short-term market prices will revert to the Group’s assessment of the long-term price, generally over a period of three to five years. For most commodities, these forecast commodity prices are derived from a combination of analyses of the marginal costs of the producers and the incentive price of these commodities. These assessments often differ from current price levels and are updated periodically. The Group does not believe that published medium- and long-term forward prices necessarily provide a good indication of future levels because they tend to be strongly influenced by spot prices. The price forecasts used for mineral reserve estimation are generally consistent with those used for impairment testing unless management deems that in certain economic environments a market participant would not assume Rio Tinto’s view on prices, in which case in preparing FVLCD impairment calculations management estimates the assumptions that a market participant would be expected to use.
Forecast future cash flows of a cash-generating unit take into account the sales prices under existing sales contracts.
The discount rates applied to the future cash flow forecasts represent an estimate of the rate the market participant would apply having regard to the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted. The Group’s weighted average cost of capital is generally used as a starting point for determining the discount rates, with appropriate adjustments for the risk profile of the countries in which the individual cash-generating units operate. For final feasibility studies and mineral reserve estimation, internal hurdle rates, which are generally higher than the Group’s weighted average cost of capital, are used. For developments funded with project finance, the debt component of the weighted average cost of capital may be calculated by reference to the specific interest rate of the project finance and anticipated leverage of the project.
For operations with a functional currency other than the US dollar, the impairment review is undertaken in the relevant functional currency. In estimating FVLCD, internal forecasts of exchange rates take into account spot exchange rates, historical data and external forecasts, and are kept constant in real terms after five years. The great majority of the Group’s sales are based on prices denominated in US dollars. To the extent that the currencies of countries in which the Group produces commodities strengthen against the US dollar without an increase in commodity prices, cash flows and, therefore, net present values are reduced. Management considers that, over the long term, there is a tendency for movements in commodity prices to compensate to some extent for movements in the value of the US dollar, particularly against the Australian dollar and Canadian dollar, and vice versa. However, such compensating changes are not synchronised and do not fully offset each other. In estimating value in use, the present value of future cash flows in foreign currencies is translated at the spot exchange rate on the testing date.
Generally, discounted cash flow models are used to determine the recoverable amount of CGUs. In this case, significant judgement is required to determine the appropriate estimates and assumptions used and there is significant estimation uncertainty. In particular, for fair value less costs of disposal valuations, judgement is required to determine the estimates a market participant would use. The discounted cash flow models are most sensitive to the following estimates: the timing of project expansions; the cost to complete assets under construction; long-term commodity prices;
production timing and recovery rates; exchange rates; operating costs; reserve and resource estimates; closure costs; discount rates; allocation of long-term contract revenues between CGUs; and, in some instances, the renewal of mining licences. Some of these variables are unique to an individual CGU. Future changes in these variables may differ from management’s expectations and may materially alter the recoverable amounts of the CGUs.

		2023				2022	2021
	Note	Pre-tax amount US$m	Taxation US$m	Non- controlling interest US$m	Net amount US$m	Pre-tax amount US$m	Pre-tax amount US$m
Aluminium - Alumina refineries		(1,175)	347	—	(828)	—	—
Aluminium – Pacific Aluminium		—	—	—	—	(202)	—
Aluminium - Kitimat		—	—	—	—	—	(269)
Other operations - Simandou		239	152	(215)	176	—	—
Other operations - Roughrider		—	—	—	—	150	—
Total impairment charges net of reversals		(936)	499	(215)	(652)	(52)	(269)

Allocated as:
Intangible assets	12	231				150	—
Property, plant and equipment	13	(1,167)				—	(269)
Investment in equity accounted units (EAUs)		—				(202)	—
Total impairment charges net of reversals		(936)				(52)	(269)

Comprising:
Net impairment (charges)/reversals of consolidated balances					(936)	150	(269)
Impairment (charges) related to EAUs (pre-tax)					—	(202)	—
Total impairment charges net of reversals					(936)	(52)	(269)
Taxation (including related to EAUs)					499	—	72
Non-controlling interests					(215)	—	—
Total impairment charges net of reversals in the income statement					(652)	(52)	(197)
2023
Aluminium - Alumina refineries, Australia
The Gladstone alumina refineries are responsible for more than half of our scope 1 carbon dioxide emissions in Australia and therefore have been a key focus as we evaluate options to decarbonise our assets. In March 2023, the Australian Parliament legislated to introduce a requirement for large heavy industrial carbon emitters to purchase carbon credits based on their scope 1 emissions with a reducing baseline for these emissions. The challenging market conditions facing these assets, together with our improved understanding of the capital requirements for decarbonisation and the now legislated cost escalation for carbon emissions, were identified as impairment triggers during the six months ended 30 June 2023.
Using a fair value less cost of disposal methodology and discounting real-terms post-tax cash flows at 6.6%, we have recognised a pre-tax impairment charge of US$1,175 million (post-tax US$828 million). This represented a full impairment of the property, plant and equipment at the
Yarwun alumina refinery (US$948 million) and an impairment of US$227 million for the property, plant and equipment of Queensland Alumina
Limited (QAL). These impairments reflect market participant assumptions and the difficult trading conditions for these assets which were operating below our planned output.
For QAL, the recoverable amount (net present value of US$325 million) was represented by future cash flows attributable to the double digestion project. This major capital project improves the energy efficiency of the alumina production process and significantly reduces carbon emissions.
These cash flows were risk adjusted to reflect the pre-feasibility study stage of project evaluation. If investment in the double digestion project is not approved, the post-tax impairment charge would be US$325 million greater and result in a full impairment of QAL.

Impact of climate change on our business - Gladstone alumina refineries
We are committed to the decarbonisation of our assets to reduce Scope 1 and 2 emissions by 50% by 2030 and to net zero emissions by
2050 relative to our 2018 equity baseline. We anticipate that further carbon action may be necessary to align with the goals of the Paris agreement to limit temperature increases to 1.5[o]C. To illustrate the sensitivity of the refinery valuations to the cost of carbon credits, we have modelled a 10% increase in those unit costs across all years, before the impact of decarbonisation projects with all other inputs to the 30 June
2023 impairment valuation remaining constant. For QAL, this sensitivity indicated a reduction in the pre-tax value by US$99 million; however this is expected to be largely mitigated by decarbonisation projects, including double digestion. There was no impact at Yarwun as all property, plant and equipment was already fully impaired.

4 Impairment charges net of reversals continued
Other operations - Simandou, Guinea
The Simandou project in Guinea was fully impaired in 2015 as uncertainty over infrastructure ownership and funding had resulted in further spend on exploration and evaluation being neither budgeted nor planned. In the second half of 2023, we concluded key agreements with the Republic of
Guinea and Winning Consortium Simandou (WCS) on the trans-Guinean infrastructure for the Simandou project and progressed agreements with our joint venture partners that will enable the development of the Simandou iron-ore mine. We therefore concluded that although development agreements remain subject to regulatory approvals, the key uncertainties that gave rise to the 2015 impairment have reversed and consequently an impairment reversal trigger was identified at 1 October 2023.
Revisions to the Investment Framework and changes to the proposed infrastructure arrangements since 2015 mean that historical costs associated with these items have been superseded and therefore the attributable asset cost and accumulated impairment associated with these items have been permanently derecognised.  Previously capitalised exploration and evaluation costs associated with the mine and retained items of property, plant and equipment that continue to be relevant to the Simandou project development have been assessed for impairment reversal. The recoverable amount of the cash-generating unit measured on a fair value less cost of disposal basis, is significantly greater than the historical cost of the remaining impaired assets and therefore supports a full reversal of their previously recorded impairment charge. The pre-tax impairment reversal of US$239 million is allocated as US$231 million to intangible assets (exploration and evaluation) and US$8 million to property, plant and equipment. A deferred tax asset of US$152 million has been recorded to account for the difference between the asset values included in the Group accounts and the carrying value of in-country depreciable assets. Under our Aspirational Leadership pricing scenario, increases in carbon pricing are expected to drive demand for the higher-grade iron ore at Simandou which would indicate a higher recoverable value. As the previous impairment has been fully reversed, this Paris aligned-sensitivity would not result in a different impairment reversal.
All spend on the Simandou project between the impairment in 2015 and 30 September 2023 was expensed as incurred. With effect from 1 October
2023, qualifying spend is capitalised.
2022
Other operations - Roughrider, Canada
On 17 October 2022, we completed the sale of the Roughrider uranium undeveloped project located in the Athabasca Basin in Saskatchewan,
Canada for US$150 million (US$80 million in cash and US$70 million in shares of Uranium Energy Corp.). The project was fully impaired during the year ended 31 December 2017 due to significant uncertainty over whether commercially viable quantities of mineral resources could be identified at a future date. The sale therefore led to an impairment reversal during the year ended 31 December 2022. It also led to a loss on disposal being recognised of US$105 million arising from the recycling of the currency translation reserve to the income statement.
Aluminium - Pacific Aluminium, Australia and New Zealand
The operating and economic performance of the Boyne Smelter in Queensland, Australia was below our expectations in 2022. The plant operated with reduced capacity and the economic performance suffered due to the high cost of energy from the coal-fired Gladstone Power Station. These conditions were identified as an impairment trigger. We calculated a recoverable amount for the cash-generating unit based on post-tax cash flows, expressed in real terms and discounted using a post-tax rate of 6.6% over the period to 2029. This date was chosen as it coincided with both the remaining term of the Boyne Smelter joint venture agreements and the Group’s Paris-aligned commitment to reduce carbon emissions by 50% by
2030 relative to the 2018 baseline. Despite the implementation of temporary energy price caps by the Australian Government in 2022, this resulted in an impairment charge of US$202 million, representing a full impairment of the carrying value of the Boyne Smelter investment in equity accounted unit.
2021
Aluminium – Kitimat, Canada
On 3 December 2021, we announced completion of the newly-constructed wharf at Kitimat. Construction spend was incurred by LNG Canada and therefore a gain of US$336 million representing the estimated fair value of the cost of construction was recorded and the carrying value of the
Kitimat CGU increased accordingly. Output from the smelter was reduced to 25% as a result of a workforce strike in mid-2021 and ramp-up to full capacity was expected to extend through into 2022. As a previously impaired CGU, and therefore carrying limited headroom, these factors were identified as conditions that could indicate that the uplifted carrying value may not be supportable and therefore the CGU was tested for impairment.
Using the fair value less cost of disposal methodology and discounting real-terms post-tax cash flows at 6.6%, we recognised a post-tax impairment charge of US$197 million (pre-tax US$269 million) representing the difference between the recoverable amount (US$3,126 million) and the carrying value (US$3,323 million).